Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Balances and changes in intangible assets
	Weighted average useful life (years)	Balance on 12/31/2019	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Cost:
Goodwill (a)	-	1,525,088	-	-	-	-	-	1,525,088
Software (b)	4	1,210,529	184,027	-	993	(6,633)	6,130	1,395,046
Technology (c)	-	32,617	-	-	-	-	-	32,617
Commercial property rights	-	7,934	-	-	-	(7,934)	-	-
Distribution rights	10	133,599	-	-	-	-	-	133,599
Brands (d)	-	122,504	-	-	-	-	14,458	136,962
Trademark rights (d)	39	114,792	-	-	-	-	-	114,792
Others (e)	10	44,900	1,040	-	-	-	4,758	50,698
Decarbonization credits (f)		-	125,345	-	(1,058)	(124,287)	-	-
		3,191,963	310,412	-	(65)	(138,854)	25,346	3,388,802
Accumulated amortization:
Software		(648,861)	-	(175,144)	-	3,375	(4,394)	(825,024)
Technology		(32,616)	-	-	-	-	-	(32,616)
Commercial property rights		(6,384)	-	(85)	-	6,469	-	-
Distribution rights		(108,932)	-	(4,394)	-	-	-	(113,326)
Trademark rights		(6,119)	-	(2,937)	-	-	-	(9,056)
Others		(32,713)	-	(121)	-	-	(11)	(32,845)
		(835,625)	-	(182,681)	-	9,844	(4,405)	(1,012,867)
Provision for losses and impairment:
Goodwill (a)		(593,280)	-	-	-	-	-	(593,280)
Commercial property rights		(465)	-	-	-	465	-	-
		(593,745)	-	-	-	465	-	(593,280)
Net amount		1,762,593	310,412	(182,681)	(65)	(128,545)	20,941	1,782,655

(i) Refers to amounts transferred to PP&E and prepaid expenses.

	Weighted average useful life (years)	Balance on 12/31/2018	Adoption IFRS 16	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/31/2019
Cost:
Goodwill (a)	-	1,525,088	-	-	-	-	-	-	-	1,525,088
Software (b)	3	1,062,486	-	145,004	-	2,553	(784)	1,551	(281)	1,210,529
Technology (c)	5	32,617	-	-	-	-	-	-	-	32,617
Commercial property rights	10	64,032	(56,114)	3,820	-	(1,401)	(2,403)	-	-	7,934
Distribution rights	6	142,989	-	1,505	-	(10,895)	-	-	-	133,599
Brands (d)	-	120,571	-	-	-	-	-	1,933	-	122,504
Trademark rights (d)	35	114,792	-	-	-	-	-	-	-	114,792
Others (e)	10	43,281	-	1,668	-	(355)	-	306	-	44,900
		3,105,856	(56,114)	151,997	-	(10,098)	(3,187)	3,790	(281)	3,191,963
Accumulated amortization:
Software		(537,438)	-	-	(110,088)	13	(611)	(998)	261	(648,861)
Technology		(32,613)	-	-	(3)	-	-	-	-	(32,616)
Commercial property rights		(23,931)	16,186	-	(848)	(669)	2,878	-	-	(6,384)
Distribution rights		(106,597)	-	-	(6,511)	4,176	-	-	-	(108,932)
Trademark rights		(3,182)	-	-	(2,937)	-	-	-	-	(6,119)
Others		(32,740)	-	-	(105)	136	-	(4)	-	(32,713)
		(736,501)	16,186	-	(120,492)	3,656	2,267	(1,002)	261	(835,625)
Provision for losses and impairment:
Goodwill (a)		-	-	(593,280)	-	-	-	-	-	(593,280)
Commercial property rights		-	-	(465)	-	-	-	-	-	(465)
		-	-	(593,745)	-	-	-	-	-	(593,745)
Net amount		2,369,355	(39,928)	(441,748)	(120,492)	(6,442)	(920)	2,788	(20)	1,762,593

(i) Refers to amounts transferred to PP&E and right-of-use assets.

(*) Refers to the asset write-offs of Oxiteno Andina (see Note 3.b.6).

	Weighted average useful life (years)	Balance on 12/31/2017	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance acquisition TEAS (ii)	Balance on 12/31/2018
Cost:
Goodwill (a)	-	1,524,291	-	-	-	-	-	797	1,525,088
Software (b)	5	853,079	223,964	-	(1,258)	(15,401)	2,053	49	1,062,486
Technology (c)	5	32,617	-	-	-	-	-	-	32,617
Commercial property rights (d)	10	55,069	11,117	-	-	(2,154)	-	-	64,032
Distribution rights	8	142,669	690	-	(350)	-	(20)	-	142,989
Brands (e)	-	113,543	-	-	-	-	7,028	-	120,571
Trademark rights (e)	39	114,792	-	-	-	-	-	-	114,792
Others (f)	10	40,514	1,822	-	-	-	945	-	43,281
		2,876,574	237,593	‐	(1,608)	(17,555)	10,006	846	3,105,856
Accumulated amortization:
Software		(456,799)	-	(79,845)	59	28	(832)	(49)	(537,438)
Technology		(32,541)	-	(72)	-	-	-	-	(32,613)
Commercial property rights		(21,292)	-	(4,679)	-	2,040	-	-	(23,931)
Distribution rights		(96,704)	-	(10,018)	125	-	-	-	(106,597)
Trademark rights		-	-	(3,182)	-	-	-	-	(3,182)
Others		(31,196)	-	(1,538)	-	-	(6)	-	(32,740)
		(638,532)	‐	(99,334)	184	2,068	(838)	(49)	(736,501)
Net amount		2,238,042	237,593	(99,334)	(1,424)	(15,487)	9,168	797	2,369,355

(i)    Refers to amounts transferred to PP&E.

(ii)  See Note 3.c.

Amortization expenses

The amortization expenses were recognized in the financial statements as shown below:

	2020	2019	2018
Inventories and cost of products and services sold	9,575	11,183	15,044
Selling and marketing	7,825	3,872	8,920
General and administrative	165,281	105,437	75,370
	182,681	120,492	99,334

Balance of the goodwill

The balance of the goodwill is tested annually for impairment and is represented by the following acquisitions:

	Segment	12/31/2020	12/31/2019
Goodwill on the acquisition of:
Extrafarma	Extrafarma	661,553	661,553
Extrafarma – impairment	Extrafarma	(593,280)	(593,280)
Extrafarma – net	Extrafarma	68,273	68,273
Ipiranga (1)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Oxiteno Uruguay	Oxiteno	44,856	44,856
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
TEAS	Ultracargo	797	797
Others	Oxiteno	583	583
		931,808	931,808

 (1) Including R$ 246,163 at Ultrapar.